ORGANIZATION - Narrative (Details)		12 Months Ended
	Oct. 03, 2022 USD ($)	Dec. 31, 2022 USD ($) principalSubsidiary	Dec. 31, 2021 USD ($)	Jun. 01, 2021 USD ($)
Entity Information [Line Items]
Number of principal subsidiaries | principalSubsidiary		2
Assets		$ 227,416,000,000	$ 270,956,000,000
Equitable Investment Management Group, LLC | VA Capital Company LLC
Entity Information [Line Items]
Percentage of voting interests acquired (as a percent)				9.09%
Corporate Solutions Life Reinsurance Company (CS Life) | Alliance Bernstein
Entity Information [Line Items]
Assets	$ 2,800,000,000			$ 9,500,000,000
Direct insurance liabilities ceded	4,100,000,000			9,600,000,000
Separate account, liability, ceded	5,300,000,000			16,900,000,000
Corporate Solutions Life Reinsurance Company (CS Life) | Alliance Bernstein | Guaranteed Minimum Withdrawal Benefit [Member]
Entity Information [Line Items]
Fair value	$ 1,200,000,000			5,300,000,000
Equitable Financial Life Insurance Company (EFLIC) | Venerable Insurance and Annuity Company (VIAC)
Entity Information [Line Items]
Surplus notes				$ 60,000,000
Massachusetts Domiciled Insurance Company
Entity Information [Line Items]
Guaranteed credit rate (as a percent)	3.00%
Guaranteed credit amount of general account assets	$ 4,000,000,000
Reinsurance, guaranteed credit amount of separate account assets	5,000,000,000
Number of Employees, Total | Reinsurance Transaction
Entity Information [Line Items]
Deferred variable annuity	$ 360,000
Number of Employees, Total | Reinsurance Transaction | Global Atlantic Transaction
Entity Information [Line Items]
Concentration risk (as a percent)	50.00%